Capital Management	12 Months Ended
Dec. 31, 2021
Capital Commitments [Abstract]
Capital Management

31. Capital management

The Company considers equity as equivalent to the IFRS equity on the balance sheet (including share capital, share premium and all other equity reserves attributable to the owners of the Company).

The primary objective of the Company’s capital management is to maximize shareholder value. The Board regularly reviews its shareholders’ return strategy. For the foreseeable future, the Board will maintain a capital structure that supports the Company’s strategic objectives through managing funding and liquidity risks and optimizing shareholder return.

As of December 31, 2021 and 2020, the Company’s cash and cash equivalents amounted to $193.0 million and $74.6 million, respectively. In addition, its outstanding debt amounted to only $0.0 million and $3.3. million as of December 31, 2021 and 2020, respectively. The Company’s government-issued COVID loans have below-market interest rates, of which all have since been repaid as of December 31, 2021.

The Board of Directors believes that the Company has sufficient financial resources to meet all of its obligations for at least the next twelve months. Moreover, the Company is not exposed to liquidity risk through requests for early repayment of loans.